INCOME TAXES	12 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 10      INCOME TAXES

The following table summarizes the Company’s consolidated provision from continuing operations for U.S. federal, state and foreign taxes on income:

	Fiscal 2024	Fiscal 2023
Current:
Federal	$–	$–
State	23,000	20,000
Foreign	–	–

Deferred:
Federal	(141,000)	112,000
State	(71,000)	(244,000)
Foreign	(16,000)	(39,000)
	(205,000)	(151,000)
Change in valuation allowance	228,000	171,000
Income tax provision	$23,000	$20,000

The deferred tax provision is the change in the deferred tax assets and liabilities representing the tax consequences of changes in the amounts of temporary differences, net operating loss carryforwards and changes in tax rates during the fiscal year.

The Company’s deferred tax assets and liabilities are comprised of the following:

	September 30,
	2024	2023
Deferred tax assets
Net operating losses	$3,586,000	$2,976,000
Share-based compensation	269,000	242,000
AMT & other tax credits	–	5,000
Excess tax over book basis in inventory	–	18,000
Reserves and other allowances	388,000	893,000
Lease liability	702,000	794,000
Accrued compensation	32,000	101,000
Accrued related party interest	5,000	5,000
Charitable contributions	1,000	1,000
Interest expense limitation	82,000	46,000
Total deferred tax assets	5,065,000	5,081,000

Deferred tax liabilities
Depreciation	(11,000)	(9,000)
Prepaid expenses	(41,000)	(88,000)
Intangible assets	(64,000)	(145,000)
Operating lease right-of-use assets	(642,000)	(737,000)
Total deferred tax liabilities	(758,000)	(979,000)
Valuation allowance	(4,307,000)	(4,102,000)
Net deferred tax assets	$–	$–

The Company recorded a provision for income taxes which includes net expense of $23,000 and $20,000 in Fiscal 2024 and Fiscal 2023, respectively, primarily for state income tax expenses in states where net operating loss carryforwards (“NOLs”) were not available.

At September 30, 2024, the Company had available NOLs for U.S. federal income tax purposes of $13,012,000 and NOLs for state income tax purposes of $7,425,000. NOLs generated prior to 2018 expire beginning in 2031 while NOLs generated after 2018 have an indefinite carryforward period. The NOLs result in a deferred tax asset of $2,732,000 with respect to U.S. federal income taxes and $516,000 for state income taxes. In addition, at September 30, 2024, the Company had available NOLs for foreign income tax purposes of $1,975,000, resulting in a deferred tax asset of $338,000, expiring through 2028. Total net deferred tax assets, before valuation allowance, were $4,307,000 and $4,102,000 at September 30, 2024 and 2023, respectively. Undistributed earnings of the Company’s foreign subsidiaries are considered permanently reinvested; therefore, in accordance with U.S. GAAP, no provision for U.S. federal or state income taxes would result. In Fiscal 2024, Forward Switzerland had a net loss for tax purposes of $96,000 and Forward UK had a net loss for tax purposes of $41,000.

At September 30, 2024, as part of its periodic evaluation of the necessity to maintain a valuation allowance against its deferred tax assets, and after consideration of all factors, including, among others, projections of future taxable income, current year NOL utilization and the extent of the Company’s cumulative losses in recent years, the Company determined that, on a more likely than not basis, it would not be able to use remaining deferred tax assets, except with respect to the U.S. federal income taxes in the event the Company elects to effect repatriation of certain foreign source income of Forward Switzerland, which income is currently considered to be permanently reinvested and for which no U.S. tax liability has been accrued. Accordingly, the Company has determined to maintain a full valuation allowance against its net deferred tax assets. At September 30, 2024 and 2023, the valuation allowance was $4,307,000 and $4,102,000, respectively. The change in the valuation allowance of $205,000 is comprised of a $228,000 increase from continuing operations and a $23,000 decrease from discontinued operations. In the future, the utilization of the Company’s NOLs may be subject to certain change of control limitations. If the Company determines that it will be able to use some or all of its deferred tax assets in a future reporting period, the adjustment to reduce or eliminate the valuation allowance would reduce its income tax expense and increase after-tax income.

The significant elements contributing to the difference between the U.S. federal statutory tax rate and the Company’s effective tax rate are as follows:

	Fiscal 2024		Fiscal 2023
U.S. federal statutory rate	21.0%		21.0%
State tax rate, net of federal benefit	2.1%		3.9%
Foreign rate differential	0.7%		(9.2%	)
Tax return to provision adjustments	(14.3%	)	(94.6%	)
Effect of state tax rate change	1.9%		(8.5%	)
Change in valuation allowance	(12.6%	)	95.7%
Permanent differences	(0.1%	)	2.9%

Effective tax rate	(1.3%	)	11.2%

At September 30, 2024 and 2023, the Company had no uncertain tax positions or related interest or penalties requiring accrual. It is the Company’s policy to recognize interest and/or penalties, if any, related to income tax matters in income tax expense in the consolidated statements of operations. For the periods presented in the accompanying consolidated statements of operations, no material income tax related interest or penalties were assessed or recorded. All fiscal years prior to the fiscal year ended September 30, 2021, are closed to federal and state examination.